Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
October 31, 2023
GOE-NPRT1-1223
1.9900249.102
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 22.2%
Entertainment - 3.9%
Netflix, Inc. (a)	2,401	988,468
Roku, Inc. Class A (a)	66,771	3,977,548
Sea Ltd. ADR (a)	44,581	1,859,028
		6,825,044
Interactive Media & Services - 14.1%
Alphabet, Inc.:
Class A (a)	42,381	5,258,634
Class C (a)	66,687	8,355,881
Meta Platforms, Inc. Class A (a)	31,010	9,342,383
Snap, Inc. Class A (a)	118,647	1,187,656
Zoominfo Technologies, Inc. (a)	60,155	779,609
		24,924,163
Media - 0.3%
Charter Communications, Inc. Class A (a)	491	197,775
Magnite, Inc. (a)	55,396	367,829
		565,604
Wireless Telecommunication Services - 3.9%
T-Mobile U.S., Inc.	47,486	6,831,336
TOTAL COMMUNICATION SERVICES		39,146,147
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 0.0%
Tesla, Inc. (a)	54	10,845
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	71,805	9,556,527
Household Durables - 0.0%
Lennar Corp. Class A	312	33,284
Specialty Retail - 1.6%
Carvana Co. Class A (a)	25,422	686,394
Floor & Decor Holdings, Inc. Class A (a)	15,471	1,274,810
Lowe's Companies, Inc.	3,806	725,309
Wayfair LLC Class A (a)	1,821	77,593
		2,764,106
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	627	246,712
TOTAL CONSUMER DISCRETIONARY		12,611,474
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	6	2,004
The Coca-Cola Co.	5,098	287,986
		289,990
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	11,471	781,405
Maplebear, Inc.	4,329	106,623
		888,028
Food Products - 0.0%
Local Bounti Corp. (a)	3,086	5,123
TOTAL CONSUMER STAPLES		1,183,141
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	60,520	1,781,709
Canadian Natural Resources Ltd.	8,036	510,294
Exxon Mobil Corp.	1	106
Hess Corp.	2,915	420,926
Ovintiv, Inc.	17,360	833,280
Tourmaline Oil Corp.	10,694	565,488
		4,111,803
FINANCIALS - 8.4%
Capital Markets - 0.8%
LPL Financial	6,361	1,428,172
Financial Services - 7.6%
Apollo Global Management, Inc.	2,751	213,037
Block, Inc. Class A (a)	59,587	2,398,377
Dlocal Ltd. (a)	61,073	1,029,080
Fiserv, Inc. (a)	15,110	1,718,763
Global Payments, Inc.	18,167	1,929,699
Marqeta, Inc. Class A (a)	249,468	1,289,750
MasterCard, Inc. Class A	2,916	1,097,437
Repay Holdings Corp. (a)	45,893	274,899
Shift4 Payments, Inc. (a)	10,613	472,491
Visa, Inc. Class A	12,750	2,997,525
		13,421,058
TOTAL FINANCIALS		14,849,230
HEALTH CARE - 11.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	567	86,071
ALX Oncology Holdings, Inc. (a)	9,098	65,506
Argenx SE ADR (a)	1,208	567,241
Ascendis Pharma A/S sponsored ADR (a)	67	5,984
Celldex Therapeutics, Inc. (a)	8,971	210,998
Cytokinetics, Inc. (a)	11,735	409,082
Icosavax, Inc. (a)	23,949	147,286
Keros Therapeutics, Inc. (a)	3,761	107,339
Nuvalent, Inc. Class A (a)	3,583	186,638
Regeneron Pharmaceuticals, Inc. (a)	249	194,193
Vaxcyte, Inc. (a)	13,291	639,297
Zentalis Pharmaceuticals, Inc. (a)	10,588	173,220
		2,792,855
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	68,765	3,520,080
Insulet Corp. (a)	12	1,591
Penumbra, Inc. (a)	3,215	614,547
TransMedics Group, Inc. (a)	13,383	501,595
		4,637,813
Health Care Providers & Services - 5.3%
agilon health, Inc. (a)	83,727	1,507,086
Alignment Healthcare, Inc. (a)	1,344	9,247
Centene Corp. (a)	14,096	972,342
Humana, Inc.	4,285	2,244,012
UnitedHealth Group, Inc.	8,595	4,603,138
		9,335,825
Life Sciences Tools & Services - 0.8%
Danaher Corp.	3,484	668,998
Thermo Fisher Scientific, Inc.	1,671	743,211
		1,412,209
Pharmaceuticals - 1.3%
Eli Lilly & Co.	3,368	1,865,636
Novo Nordisk A/S Series B sponsored ADR	2,033	196,327
Structure Therapeutics, Inc. ADR	3,157	234,565
		2,296,528
TOTAL HEALTH CARE		20,475,230
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.6%
The Boeing Co. (a)	5,458	1,019,664
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	30,297	403,859
Veralto Corp.	1,039	71,691
		475,550
Electrical Equipment - 1.4%
Bloom Energy Corp. Class A (a)	14,845	154,388
Eaton Corp. PLC	1,518	315,607
Nextracker, Inc. Class A	993	34,517
Vertiv Holdings Co.	52,665	2,068,155
		2,572,667
Ground Transportation - 3.2%
Lyft, Inc. (a)	42,620	390,825
Uber Technologies, Inc. (a)	123,055	5,325,820
		5,716,645
TOTAL INDUSTRIALS		9,784,526
INFORMATION TECHNOLOGY - 40.2%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	11,126	436,250
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (a)	7,697	227,831
Flex Ltd. (a)	142,193	3,657,204
Jabil, Inc.	7,863	965,576
		4,850,611
IT Services - 2.0%
EPAM Systems, Inc. (a)	7,385	1,606,754
MongoDB, Inc. Class A (a)	5,329	1,836,320
Snowflake, Inc. (a)	627	90,997
		3,534,071
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices, Inc. (a)	27,676	2,726,086
Applied Materials, Inc.	3,346	442,843
Arm Holdings Ltd. ADR	1,943	95,770
GlobalFoundries, Inc. (a)	14,639	726,387
Marvell Technology, Inc.	29,361	1,386,426
NVIDIA Corp.	35,622	14,526,652
NXP Semiconductors NV	18,776	3,237,546
ON Semiconductor Corp. (a)	43,821	2,744,947
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,046	1,126,000
		27,012,657
Software - 18.2%
Adobe, Inc. (a)	1,217	647,517
Autodesk, Inc. (a)	444	87,748
Bill Holdings, Inc. (a)	6,283	573,575
Datadog, Inc. Class A (a)	11,991	976,907
DoubleVerify Holdings, Inc. (a)	13,362	371,864
Dynatrace, Inc. (a)	32,038	1,432,419
Elastic NV (a)	7,534	565,351
HubSpot, Inc. (a)	1,999	847,116
Intapp, Inc. (a)	18,253	624,253
Intuit, Inc.	1,935	957,728
Klaviyo, Inc. Class A	400	11,396
Microsoft Corp.	58,554	19,797,693
Oracle Corp.	15,203	1,571,990
Palo Alto Networks, Inc. (a)	2,595	630,637
Salesforce, Inc. (a)	6,169	1,238,920
ServiceNow, Inc. (a)	3,129	1,820,609
		32,155,723
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	15,344	2,620,295
Pure Storage, Inc. Class A (a)	6,985	236,163
		2,856,458
TOTAL INFORMATION TECHNOLOGY		70,845,770
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	3,237	576,801
UTILITIES - 1.4%
Electric Utilities - 1.4%
Constellation Energy Corp.	8,319	939,381
PG&E Corp. (a)	91,699	1,494,694
		2,434,075
TOTAL COMMON STOCKS (Cost $156,041,571)		176,018,197

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $156,041,571)	176,018,197
NET OTHER ASSETS (LIABILITIES) - 0.2%	429,870
NET ASSETS - 100.0%	176,448,067

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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